Shareholder Fees {- Government Money Market Portfolio}	Apr. 30, 2021 USD ($)
02.28 VIP Government Money Market Initial/Serv/Serv2 PRO-08 | Government Money Market Portfolio
Shareholder Fees:
(fees paid directly from your investment)